Loans And Allowance For Credit Losses (Loans By Domicile And Industry Of The Borrower Segment Classification) (Detail) (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2013		Mar. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Unearned income, unamortized premiums-net and deferred loan fees-net	¥ (118,421)		¥ (122,478)
Total Loans, net	102,067,926	[1]	98,590,229	[1]
Loans held for sale	77,620		35,261
Domestic [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	69,237,292		69,440,112
Domestic [Member] | Manufacturing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	11,480,165		11,767,352
Domestic [Member] | Construction [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	998,435		1,056,276
Domestic [Member] | Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	10,961,056		11,143,777
Domestic [Member] | Services [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	2,883,866		2,881,666
Domestic [Member] | Wholesale And Retail [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	8,176,985		8,330,553
Domestic [Member] | Banks And Other Financial Institutions [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	3,221,882	[2]	3,622,021	[2]
Domestic [Member] | Communication And Information Services [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	1,406,318		1,314,505
Domestic [Member] | Other Industries [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	13,180,551		12,191,566
Domestic [Member] | Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	16,928,034		17,132,396
Foreign [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	32,949,055		29,272,595
Foreign [Member] | Governments And Official Institutions [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	665,306		673,548
Foreign [Member] | Banks And Other Financial Institutions [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	8,239,362	[2]	7,258,978	[2]
Foreign [Member] | Commercial And Industrial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	20,978,985		18,738,731
Foreign [Member] | Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	¥ 3,065,402		¥ 2,601,338

[1]	The above table includes loans held for sale of ¥35,261 million at March 31, 2013 and ¥77,620 million at September 30, 2013, respectively, which are carried at the lower of cost or estimated fair value.
[2]	Loans to the so-called non-bank finance companies are generally included in the "Banks and other financial institutions" category. Non-bank finance companies are primarily engaged in consumer lending, factoring and credit card businesses.